Label	Element	Value
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Bosera MSCI China A Share ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The KraneShares Bosera MSCI China A Share ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China A Inclusion Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index, depositary receipts representing such securities and securities underlying depositary receipts in the Underlying Index. The Underlying Index reflects the Chinese renminbi (“RMB”)-denominated equity securities listed on the Shenzhen or Shanghai Stock Exchanges (“A Shares”) included in the MSCI Emerging Markets Index assuming that index’s methodology permitted the full inclusion of A Shares. The A Shares included in the MSCI Emerging Markets Index and, therefore, included in the Underlying Index, are weighted according to each component’s free-float adjusted market capitalization, which is calculated based the component’s market free-float market capitalization multiplied by its Foreign Inclusion Factor (“FIF”). The FIF of a security is defined as the proportion of shares outstanding that is available for investment in the public equity markets by foreign investors. The MSCI Emerging Markets Index is designed to measure the equity market performance of large and mid-cap issuers in the global emerging markets.

A Shares are issued by companies incorporated in mainland China. Under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in A Shares only through certain institutional investors that have obtained a license and quota from the Chinese regulators or through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (together, the “Stock Connect Programs”). Bosera Asset Management (International) Co., Ltd. (“Bosera”), the Fund’s sub-adviser, has received a license as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission (“CSRC”) and has received an A Shares quota by China’s State Administration of Foreign Exchange (“SAFE”) for use by the investment products it manages, including the Fund. Bosera, on behalf of the investment products it manages, may invest in A Shares and other permitted China securities listed on the Shanghai or Shenzhen Stock Exchanges up to the relevant A Shares quota(s). In addition, the Fund may invest in A Shares through the Stock Connect Programs and, in the future, Bosera may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”), another program under Chinese law that would allow the Fund to invest in A Shares.

Although the Fund reserves the right to replicate (or hold all components of) the Underlying Index, the Fund expects to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

The Fund may invest up to 20% of its assets in investments that are not included in the Underlying Index, but which Krane and/or Bosera believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, Bosera and/or their affiliates. The Fund may also invest in cash and cash equivalents or components of the Underlying Index which the Fund believes offer more liquidity given or in anticipation of any reduced liquidity in the A-Shares market. The following China-related securities may be included in this 20% basket in addition to China A-Shares, which are described above:

●	China B Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●	China H Shares, which are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

●	China N Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

As of June 29, 2018, the Underlying Index included approximately 226 securities of companies with a market capitalization range of approximately $625.77 million to $41.59 billion and an average market capitalization of approximately $3.41 billion. The Underlying Index is rebalanced quarterly.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 29, 2018, issuers in the financials sector (32.22%) represented a significant portion of the Underlying Index.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China's export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Stock Connect Programs. Investments by other foreign investors in A-Shares are subject to various regulations and limits. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations, A-Shares acquired through a QFII or RQFII license will be held in the joint names of the Fund and Bosera. While Bosera may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Bosera may assert that the securities are owned by Bosera and that regulatory actions taken against Bosera may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as the NYSE or NASDAQ. Because companies issuing N-Shares have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

S-Chip Companies Risk. The Fund may invest in shares of companies with business operations in mainland China and listed on the Singapore Exchange (“S Chips”). S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda. They are subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. S Chip companies may or may not be owned at least in part by a Chinese central, provincial or municipal government and be subject to the types of risks that come with such ownership described herein. There may be little or no correlation between the performance of the Singapore stock market and the mainland Chinese stock market.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Financials Sector Risk. The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Depositary Receipts Risk. The Fund may hold the securities of Chinese and other non-U.S. companies in the form of depositary receipts, including American Depositary Receipts and Global Depositary Receipts. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets, including A-Shares, and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in derivatives may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk. The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could avoid by making redemptions in-kind. As a result, the Fund may pay out higher annual capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because substantially all of the Fund’s investments trade in markets that are closed when the Fund and Exchange are open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to NAV greater than those incurred by other ETFs.

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Foreign Securities Risk. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political and economic instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers, especially issuers in emerging markets, may be subject to less stringent regulation, and to different accounting, auditing, recordkeeping, financial reporting, and investor protection requirements. Investments in foreign securities typically are less liquid than investments in U.S. securities. The value of foreign securities may change materially when the U.S. markets are not open for trading.

Income from securities of non-U.S. issuers, including gains on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, the ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Foreign markets may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. This could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

From time to time, certain of the issuers of securities purchased by the Fund may operate in, or have dealings with, countries may become subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as such a company. Any Fund investment in such companies will be indirectly subject to those risks.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Investment in Investment Companies Risk. The Fund may invest in other investment companies, including those that are advised, sponsored or otherwise serviced by Krane, Bosera and/or their affiliates. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying fund’s expenses. Krane and Bosera are subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane, Bosera and/or their affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Bosera’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Mid-Capitalization Company Risk. Investing in the securities of medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.kraneshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kraneshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2018, the Fund’s calendar year-to-date total return was 13.13%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	14.57%	3/31/2015
Lowest Return	-29.82%	9/30/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.82%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	KraneShares Bosera MSCI China A Share ETF
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.78%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	$ 968
Annual Return 2015	rr_AnnualReturn2015	(3.00%)
Annual Return 2016	rr_AnnualReturn2016	(19.37%)
Annual Return 2017	rr_AnnualReturn2017	28.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.64%
Since Inception	rr_AverageAnnualReturnSinceInception	12.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | Hybrid KBA Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Hybrid KBA Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	14.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014	[3]
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | After Taxes on Distributions | KraneShares Bosera MSCI China A Share ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF | After Taxes on Distributions and Sales | KraneShares Bosera MSCI China A Share ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2014

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Krane has contractually agreed to waive its management fee by 0.20% of the Fund's average daily net assets. This contractual fee waiver will continue until October 4, 2019, and may only be terminated prior thereto by the Board.
[3]	The Hybrid KBA Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, the MSCI China A International Index from October 23, 2014 through December 26, 2017 and the MSCI China A Inclusion Index going forward. From October 23, 2014 through December 26, 2017, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A International Index. Prior to October 23, 2014, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A Index.